Property, Plant and Equipment (Information) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		$ 315
Property, plant and equipment including right of use assets	$ 22,747	22,604
Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	22,747	22,604	$ 22,461
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	42,289	40,673
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(19,542)	(18,069)
Land Improvements 1 [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		1
Property, plant and equipment including right of use assets		1,228
Land Improvements 1 [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,393	1,228	1,175
Land Improvements 1 [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,938	1,726
Land Improvements 1 [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(545)	(498)
Buildings and Improvements [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		59
Property, plant and equipment including right of use assets		6,284
Buildings and Improvements [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	6,209	6,284	6,376
Buildings and Improvements [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	9,373	9,193
Buildings and Improvements [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(3,164)	(2,909)
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		60
Property, plant and equipment including right of use assets		11,695
Machinery And Equipment [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	11,805	11,695	11,327
Machinery And Equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	25,570	24,421
Machinery And Equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(13,765)	(12,726)
Mine development costs [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		0
Property, plant and equipment including right of use assets		1,287
Mine development costs [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,377	1,287	1,115
Mine development costs [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	3,445	3,223
Mine development costs [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	(2,068)	(1,936)
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Reversal of impairment Losses		195
Property, plant and equipment including right of use assets		2,110
Assets Under Construction [Member] | Carrying Amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,963	2,110	$ 2,468
Assets Under Construction [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	1,963	2,110
Assets Under Construction [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment including right of use assets	0	0
Retail [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss		335
Retail [Member] | Intangible Assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss		215
Retail [Member] | Property Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss		$ 120
Nitrogen [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Impairment Loss	$ 195